Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited)	6 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Income Statement [Abstract]
Revenues	$ 14,080,125	¥ 102,175,246	¥ 92,845,812
Cost of revenues	11,776,254	85,456,746	78,385,993
Gross profit	2,303,871	16,718,500	14,459,819
Operating expenses:
Selling, general and administrative expenses	428,015	3,105,980	3,988,800
Total operating expenses	428,015	3,105,980	3,988,800
Operating income	1,875,856	13,612,520	10,471,019
Interest (expense) income, net	(129)	(936)	6,152
Other income, net	36	263
Income before income taxes	1,875,763	13,611,847	10,477,171
Income tax expenses	281,834	2,045,183	1,589,833
Net income	1,593,929	11,566,664	8,887,338
Other comprehensive income, net of tax of nil:
Comprehensive income	$ 1,593,929	¥ 11,566,664	¥ 8,887,338